Inventories - Summary of Inventory Amounts Recognized in Profit or Loss (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Classes of current inventories [abstract]
Cost of goods sold		$ 66,696,160	$ 65,744,357	$ 61,196,890
Decline in market value and loss on obsolescence		69,848	54,853	20,320
Others		(25,718)	(37,019)	13,412
Amounts recognized in profit or loss	$ 2,251,697	$ 66,740,290	$ 65,762,191	$ 61,230,622